Share-Based Compensation - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of years of successive plan	4 years
Existing turnover rate	15.00%
Revised turnover rate	0.00%
Share Price Period To Determine Volatility Assumptions Prior to Grant Date	3 years
IFRS 2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expenses recognized	€ 1,645	€ 787	€ 278